Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000090392 | Albemarle8659449
Holdings [Line Items]
Percent of Total Investments	7.80%
C000090392 | Sociedad Quimica y Minera de Chile8659564
Holdings [Line Items]
Percent of Total Investments	5.50%
C000090392 | Tesla8659461
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090392 | TDK8659548
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090392 | Panasonic Holdings8659545
Holdings [Line Items]
Percent of Total Investments	4.20%
C000090392 | Tianqi Lithium8659531
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090392 | Sunwoda Electronic8659527
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090392 | Contemporary Amperex Technology8659504
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090392 | Ecopro8659551
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090392 | Eve Energy8659506
Holdings [Line Items]
Percent of Total Investments	3.90%
C000090392 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090392 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000090392 | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000090392 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000090392 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090392 | Chile
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000090392 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000090392 | Australia
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000090392 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000090392 | United States
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000090392 | China
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000100210 | Bright Smart Securities & Commodities Group8659860
Holdings [Line Items]
Percent of Total Investments	2.70%
C000100210 | Marfrig Global Foods8659791
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100210 | Ardagh Metal Packaging8659675
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100210 | Proximus8659781
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100210 | SES8659824
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | OPAP8659856
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100210 | Phoenix Group Holdings PLC8659842
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100210 | Chongqing Rural Commercial Bank8659866
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100210 | Enagas8659813
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100210 | Kerry Properties8659886
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100210 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000100210 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000100210 | United States
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000100210 | China
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000100210 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100210 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000100210 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000100210 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100210 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000100210 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000100210 | Norway
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000100210 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000105277 | Tencent Holdings8659776
Holdings [Line Items]
Percent of Total Investments	9.90%
C000105277 | Meta Platforms8659736
Holdings [Line Items]
Percent of Total Investments	9.80%
C000105277 | NAVER8659799
Holdings [Line Items]
Percent of Total Investments	8.50%
C000105277 | Kuaishou Technology8659771
Holdings [Line Items]
Percent of Total Investments	7.40%
C000105277 | Pinterest8659741
Holdings [Line Items]
Percent of Total Investments	6.30%
C000105277 | Reddit8659818
Holdings [Line Items]
Percent of Total Investments	5.40%
C000105277 | Spotify Technology8659747
Holdings [Line Items]
Percent of Total Investments	5.00%
C000105277 | NetEase8659816
Holdings [Line Items]
Percent of Total Investments	4.80%
C000105277 | Baidu8659803
Holdings [Line Items]
Percent of Total Investments	4.60%
C000105277 | Alphabet8659715
Holdings [Line Items]
Percent of Total Investments	4.50%
C000105277 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000105277 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105277 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000105277 | United States
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000105277 | China
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000105277 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105277 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105277 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105277 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000116930 | Exelixis8659897
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116930 | United States Steel8660035
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116930 | HEICO8659915
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116930 | American International Group8659844
Holdings [Line Items]
Percent of Total Investments	1.50%
C000116930 | PG&E8659979
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | Albertsons8659836
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | Tenet Healthcare8660020
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | Eli Lilly8659896
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | GoDaddy8659910
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | AerCap Holdings8659833
Holdings [Line Items]
Percent of Total Investments	1.40%
C000116930 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000116930 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000116930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000116930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000116930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000116930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000116930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000116930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000116930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000116930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000116930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000112947 | Albemarle8659882
Holdings [Line Items]
Percent of Total Investments	4.60%
C000112947 | Hewlett Packard Enterprise8659948
Holdings [Line Items]
Percent of Total Investments	4.50%
C000112947 | Ares Management8659899
Holdings [Line Items]
Percent of Total Investments	4.40%
C000112947 | KKR8659969
Holdings [Line Items]
Percent of Total Investments	4.40%
C000112947 | PG&E8659988
Holdings [Line Items]
Percent of Total Investments	4.40%
C000112947 | Wells Fargo8660025
Holdings [Line Items]
Percent of Total Investments	3.90%
C000112947 | Apollo Global Management8659891
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112947 | Bank of America8659917
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112947 | M&T Bank8659975
Holdings [Line Items]
Percent of Total Investments	2.90%
C000112947 | MicroStrategy8659978
Holdings [Line Items]
Percent of Total Investments	2.40%
C000112947 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112947 | Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112947 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000122244 | Ardagh Metal Packaging8659997
Holdings [Line Items]
Percent of Total Investments	3.00%
C000122244 | B&G Foods8660006
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | Philip Morris International8660097
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | Altria Group8659995
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | Avista8660003
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | National Health Investors8660076
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122244 | Universal8660117
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122244 | Northwestern Energy Group8660081
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122244 | Omega Healthcare Investors8660084
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122244 | Verizon Communications8660125
Holdings [Line Items]
Percent of Total Investments	2.30%
C000122244 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122244 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000122244 | Energy
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000122244 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000122244 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122244 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000122244 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122244 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122244 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122244 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122244 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000152059 | Moneta Money Bank8660096
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152059 | Komercni Banka8660094
Holdings [Line Items]
Percent of Total Investments	2.90%
C000152059 | OPAP8660105
Holdings [Line Items]
Percent of Total Investments	2.80%
C000152059 | Chow Tai Fook Jewellery Group8660129
Holdings [Line Items]
Percent of Total Investments	2.80%
C000152059 | Powszechny Zaklad Ubezpieczen8660159
Holdings [Line Items]
Percent of Total Investments	2.70%
C000152059 | Inner Mongolia Junzheng Energy & Chemical Industry Group8660075
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152059 | China CITIC Bank8660118
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152059 | HLA Group8660072
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | SCB X8660183
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | Santander Bank Polska8660162
Holdings [Line Items]
Percent of Total Investments	2.40%
C000152059 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000152059 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000152059 | China
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000152059 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152059 | Greece
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000152059 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152059 | Romania
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152059 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152059 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000152059 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152059 | India
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152059 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000152059 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000112948 | LondonMetric Property8660124
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112948 | Link REIT8660127
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112948 | CapitaLand Integrated Commercial Trust8660134
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112948 | WP Carey8660119
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112948 | SmartCentres Real Estate Investment Trust8660121
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | Realty Income8660111
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | CapitaLand Ascendas REIT8660131
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112948 | Growthpoint Properties8660142
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112948 | Omega Healthcare Investors8660104
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112948 | Frasers Logistics & Commercial Trust8660136
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112948 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112948 | United States
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000112948 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000112948 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112948 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000112948 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000157108 | Centrais Eletricas Brasileiras8660238
Holdings [Line Items]
Percent of Total Investments	8.20%
C000157108 | Orsted8660163
Holdings [Line Items]
Percent of Total Investments	6.90%
C000157108 | EDP Renovaveis8660210
Holdings [Line Items]
Percent of Total Investments	6.50%
C000157108 | Verbund8660236
Holdings [Line Items]
Percent of Total Investments	6.30%
C000157108 | Meridian Energy8660207
Holdings [Line Items]
Percent of Total Investments	6.20%
C000157108 | Engie Brasil Energia8660241
Holdings [Line Items]
Percent of Total Investments	5.80%
C000157108 | Brookfield Renewable Partners8660141
Holdings [Line Items]
Percent of Total Investments	5.20%
C000157108 | Ormat Technologies8660146
Holdings [Line Items]
Percent of Total Investments	4.70%
C000157108 | Mercury NZ8660204
Holdings [Line Items]
Percent of Total Investments	4.50%
C000157108 | Contact Energy8660202
Holdings [Line Items]
Percent of Total Investments	4.50%
C000157108 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000157108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157108 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000159972 | Apple8660234
Holdings [Line Items]
Percent of Total Investments	6.90%
C000159972 | Microsoft8660990
Holdings [Line Items]
Percent of Total Investments	6.30%
C000159972 | NVIDIA8661070
Holdings [Line Items]
Percent of Total Investments	5.80%
C000159972 | Tesla8661303
Holdings [Line Items]
Percent of Total Investments	2.70%
C000159972 | Meta Platforms8660976
Holdings [Line Items]
Percent of Total Investments	2.50%
C000159972 | Alphabet8660188
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159972 | Broadcom8660309
Holdings [Line Items]
Percent of Total Investments	1.90%
C000159972 | JPMorgan Chase8660867
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159972 | Alphabet8660190
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159972 | Costco Wholesale8660435
Holdings [Line Items]
Percent of Total Investments	1.50%
C000159972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000159972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000159972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000159972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000159972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000174155 | Imperial Brands8660264
Holdings [Line Items]
Percent of Total Investments	3.10%
C000174155 | ACS Actividades de Construccion y Servicios8660227
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174155 | Banco BPM8660298
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174155 | Hongkong Land Holdings8660347
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174155 | British American Tobacco PLC8660262
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174155 | Poste Italiane8660311
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174155 | Klepierre8660255
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174155 | Generali8660305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174155 | Telenor8660341
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174155 | CaixaBank8660229
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | France
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000174155 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000174155 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174155 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000174155 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000174155 | Norway
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174155 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174155 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000174155 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174155 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174155 | Spain
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000174155 | Italy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000203264 | Alibaba Group Holding8660358
Holdings [Line Items]
Percent of Total Investments	5.90%
C000203264 | MercadoLibre8660313
Holdings [Line Items]
Percent of Total Investments	5.10%
C000203264 | Sea8660378
Holdings [Line Items]
Percent of Total Investments	4.90%
C000203264 | Carvana8660280
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203264 | RB Global8660316
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203264 | Booking Holdings8660276
Holdings [Line Items]
Percent of Total Investments	4.30%
C000203264 | PDD Holdings8660375
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | eBay8660284
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | NetEase8660371
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | Rakuten Group8660356
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000203264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000203264 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000203264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000203264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000203264 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219588 | EssilorLuxottica8661068
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219588 | CSL8660828
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219588 | SAP8660978
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219588 | Toyota Motor8661645
Holdings [Line Items]
Percent of Total Investments	1.80%
C000219588 | Unilever PLC8661157
Holdings [Line Items]
Percent of Total Investments	1.80%
C000219588 | ASML Holding8661660
Holdings [Line Items]
Percent of Total Investments	1.80%
C000219588 | Siemens8660981
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219588 | Alcon8660911
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219588 | HSBC Holdings8661125
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219588 | Shell8661148
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219588 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000219588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000219588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000219588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219588 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228847 | Apple8663517
Holdings [Line Items]
Percent of Total Investments	8.70%
C000228847 | Microsoft8663685
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228847 | NVIDIA8663706
Holdings [Line Items]
Percent of Total Investments	7.30%
C000228847 | Amazon.com8663505
Holdings [Line Items]
Percent of Total Investments	5.40%
C000228847 | Broadcom8663548
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228847 | Netflix8663702
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228847 | Meta Platforms8663674
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228847 | Costco Wholesale8663582
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228847 | Tesla8663754
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228847 | Alphabet8663501
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228847 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000228847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000228847 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000228847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000228847 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000228849 | Apple8663810
Holdings [Line Items]
Percent of Total Investments	8.70%
C000228849 | Microsoft8663942
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228849 | NVIDIA8663955
Holdings [Line Items]
Percent of Total Investments	7.30%
C000228849 | Amazon.com8663792
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228849 | Broadcom8663840
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228849 | Meta Platforms8663936
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228849 | Netflix8663953
Holdings [Line Items]
Percent of Total Investments	3.30%
C000228849 | Costco Wholesale8663870
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228849 | Tesla8663996
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228849 | Alphabet8663784
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228849 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228849 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228849 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000228849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000228849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000228849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000228849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000228849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000228849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228849 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228849 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000228853 | Apple8661972
Holdings [Line Items]
Percent of Total Investments	6.70%
C000228853 | Microsoft8662863
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228853 | NVIDIA8662978
Holdings [Line Items]
Percent of Total Investments	5.60%
C000228853 | Amazon.com8661915
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228853 | Meta Platforms8662845
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228853 | Berkshire Hathaway8662050
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228853 | Alphabet8661905
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228853 | Broadcom8662085
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228853 | Tesla8663277
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228853 | Alphabet8661908
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228853 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228853 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000228853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000228853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000228853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000228853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000228853 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228855 | Apple8663279
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228855 | Microsoft8664055
Holdings [Line Items]
Percent of Total Investments	6.10%
C000228855 | NVIDIA8664126
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228855 | Amazon.com8663233
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228855 | Meta Platforms8664038
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228855 | Berkshire Hathaway8663342
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228855 | Alphabet8663224
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228855 | Broadcom8663372
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228855 | S&P 500 Index8663164
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228855 | Tesla8664319
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000228855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000228855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000228855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000228855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000228855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000228855 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228855 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228855 | Consumer Discreationary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228855 | Communication Serivces
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000105363 | China Northern Rare Earth Group High-Tech8664154
Holdings [Line Items]
Percent of Total Investments	4.40%
C000105363 | Sumitomo Metal Mining8664102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000105363 | Grupo Mexico8664107
Holdings [Line Items]
Percent of Total Investments	4.30%
C000105363 | Rio Tinto8664088
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105363 | Zhejiang Huayou Cobalt8664069
Holdings [Line Items]
Percent of Total Investments	4.10%
C000105363 | Southern Copper8664196
Holdings [Line Items]
Percent of Total Investments	4.00%
C000105363 | Freeport-McMoRan8664180
Holdings [Line Items]
Percent of Total Investments	4.00%
C000105363 | Anglo American PLC8664081
Holdings [Line Items]
Percent of Total Investments	4.00%
C000105363 | Antofagasta PLC8664085
Holdings [Line Items]
Percent of Total Investments	3.90%
C000105363 | Boliden8664109
Holdings [Line Items]
Percent of Total Investments	3.80%
C000105363 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000105363 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105363 | Chile
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000105363 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105363 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105363 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000105363 | China
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000105363 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000105363 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105363 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105363 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249892 | Sprouts Farmers Market8665849
Holdings [Line Items]
Percent of Total Investments	0.70%
C000249892 | Insmed8667992
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | FTAI Aviation8669603
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | Carpenter Technology8668356
Holdings [Line Items]
Percent of Total Investments	0.40%
C000249892 | Applied Industrial Technologies8667262
Holdings [Line Items]
Percent of Total Investments	0.40%
C000249892 | SouthState8665819
Holdings [Line Items]
Percent of Total Investments	0.40%
C000249892 | Mueller Industries8664471
Holdings [Line Items]
Percent of Total Investments	0.40%
C000249892 | Rocket Lab USA8665485
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249892 | Halozyme Therapeutics8669851
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249892 | ExlService Holdings8669057
Holdings [Line Items]
Percent of Total Investments	0.30%
C000249892 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249892 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000249892 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249892 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249892 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000249892 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249892 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000249892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000249892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249892 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000249892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000249892 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249892 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255445 | Vistra8664481
Holdings [Line Items]
Percent of Total Investments	4.40%
C000255445 | Eaton PLC8664517
Holdings [Line Items]
Percent of Total Investments	4.30%
C000255445 | Quanta Services8664472
Holdings [Line Items]
Percent of Total Investments	4.30%
C000255445 | Constellation Energy8664511
Holdings [Line Items]
Percent of Total Investments	4.20%
C000255445 | AMETEK8664497
Holdings [Line Items]
Percent of Total Investments	4.20%
C000255445 | Dominion Energy8664513
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255445 | National Grid8664544
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | NextEra Energy8664440
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Xcel Energy8664483
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Ameren8664489
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000255445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000255445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000259403 | Berkshire Hathaway8670822
Holdings [Line Items]
Percent of Total Investments	5.30%
C000259403 | Eli Lilly8670833
Holdings [Line Items]
Percent of Total Investments	5.30%
C000259403 | AbbVie8670802
Holdings [Line Items]
Percent of Total Investments	5.00%
C000259403 | Johnson & Johnson8670848
Holdings [Line Items]
Percent of Total Investments	4.90%
C000259403 | Walmart8670899
Holdings [Line Items]
Percent of Total Investments	4.70%
C000259403 | Home Depot8670842
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259403 | Microsoft8670858
Holdings [Line Items]
Percent of Total Investments	4.10%
C000259403 | Cisco Systems8670828
Holdings [Line Items]
Percent of Total Investments	3.80%
C000259403 | UnitedHealth Group8670890
Holdings [Line Items]
Percent of Total Investments	3.70%
C000259403 | Amazon.com8670807
Holdings [Line Items]
Percent of Total Investments	3.70%
C000259403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000259403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000259403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000259403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000259403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000259403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000259403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000259404 | Microsoft8671075
Holdings [Line Items]
Percent of Total Investments	9.40%
C000259404 | Amazon.com8670817
Holdings [Line Items]
Percent of Total Investments	5.80%
C000259404 | Berkshire Hathaway8670864
Holdings [Line Items]
Percent of Total Investments	3.10%
C000259404 | Eli Lilly8670966
Holdings [Line Items]
Percent of Total Investments	2.40%
C000259404 | JPMorgan Chase8671044
Holdings [Line Items]
Percent of Total Investments	2.20%
C000259404 | Salesforce8671138
Holdings [Line Items]
Percent of Total Investments	1.80%
C000259404 | Palantir Technologies8671102
Holdings [Line Items]
Percent of Total Investments	1.70%
C000259404 | Cisco Systems8670918
Holdings [Line Items]
Percent of Total Investments	1.60%
C000259404 | Oracle8671098
Holdings [Line Items]
Percent of Total Investments	1.60%
C000259404 | Costco Wholesale8670934
Holdings [Line Items]
Percent of Total Investments	1.50%
C000259404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000259404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000259404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000259404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000259404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000259404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000259404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000259404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000259404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000259404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000259404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%